CONCENTRATIONS OF CREDIT RISK	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF CREDIT RISK

NOTE 17 - CONCENTRATIONS OF CREDIT RISK

(a) Cash The Company maintains its cash in bank deposit accounts, which may, at times, may exceed federally insured limits. The Company had $416,178 and no cash balance in excess of FDIC insured limits at December 31, 2021 and 2020.